Rollforward of Credit Losses Recognized in Earnings Related to Securities (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Beginning balance	$ 8	$ 20	$ 22	[1]
Additions/reductions	18	6	(2)	[2]
Increases in expected cash flows recognized over the remaining life of the securities		(1)
Credit impaired securities sold, matured or written off	(4)
Ending balance	$ 22 [1]	$ 25	$ 20

[1]	During the year ended December 31, 2009, the Company recognized $2 million of OTTI through earnings on debt securities in which no portion of the OTTI loss was included in OCI at any time during the period. OTTI related to these securities are excluded from this amount.
[2]	During the year ended December 31, 2010, the Company recognized $2 million of OTTI through earnings on debt securities in which no portion of the OTTI loss was included in OCI at any time during the period. OTTI related to these securities are excluded from this amount.